2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Earnings (Loss) Per Share

Earnings (Loss) Per Share – Basic earnings (loss) per share have been calculated based upon the weighted-average number of common shares outstanding.  Diluted earnings (loss) per share have been calculated based upon the weighted-average number of common and potential common shares. The calculation of diluted weighted-average shares outstanding for the three and nine-month periods ended June 30, 2012 excludes 12,216,000 shares and for the three and nine-month periods ended June 30, 2011 excludes 4,710,000 shares issuable pursuant to outstanding warrants, stock options and debt conversion features because their effect is anti-dilutive.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements – In April 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-13. ASU 2010-13 provides amendments to Topic 718, Stock Compensation, to clarify that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments in ASU No. 2010-13 are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The Company’s adoption of the new guidance did not have a material effect on the Company’s consolidated financial statements.

In December 2010, the FASB issued ASU 2010-29, which addresses diversity in practice concerning the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. This ASU specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This ASU also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. ASU 2010-29 is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The adoption of this guidance did not have a material impact on the Company's financial statements.

In May 2011, the FASB issued ASU 2011-04, which clarifies some existing fair value measurement concepts, eliminates wording differences between U.S. GAAP and International Financial Reporting Standards (“IFRS”), and in some limited cases, changes some fair value measurement principles to achieve convergence between U.S. GAAP and IFRS. ASU 2011-04 is effective for the Company beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial statements.